Bank loans (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Short term bank loans	$ 3,933,853	$ 0
Shenzhen Qianhai Weiyou Bank Co., Ltd.
Short-Term Debt [Line Items]
Short term bank loans	80,925	0
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch
Short-Term Debt [Line Items]
Short term bank loans	412,814	0
Beijing Bank Co., Ltd. Ma Jiapu Branch
Short-Term Debt [Line Items]
Short term bank loans	2,752,092	0
Postal Savings Bank of China Limited
Short-Term Debt [Line Items]
Short term bank loans	$ 688,022	$ 0